Segmental analysis - Contributions by Geographical Area (Detail) - GBP (£) £ in Millions		6 Months Ended			12 Months Ended
		Jun. 30, 2018	Jun. 30, 2017	[2]	Dec. 31, 2017	[2]
Disclosure of geographical areas [line items]
Revenue		£ 7,492.7	£ 7,650.4	[1]	£ 15,804.2	[1]
Headline PBIT	[3]	820.7	882.0		2,267.1
North America [member]
Disclosure of geographical areas [line items]
Revenue	[4]	2,598.1	2,818.5		5,659.2
Revenue less pass-through costs	[4],[5]	2,155.2	2,407.2		4,793.9
Headline PBIT	[3],[4]	£ 348.1	£ 400.9		£ 937.4
Headline PBIT margin	[4],[6]	16.20%	16.70%		19.60%
United Kingdom [member]
Disclosure of geographical areas [line items]
Revenue		£ 1,091.5	£ 1,047.5		£ 2,133.4
Revenue less pass-through costs	[5]	832.9	814.7		1,688.0
Headline PBIT	[3]	£ 109.7	£ 112.4		£ 280.0
Headline PBIT margin	[6]	13.20%	13.80%		16.60%
Western Continental Europe [member]
Disclosure of geographical areas [line items]
Revenue		£ 1,609.9	£ 1,525.5		£ 3,230.6
Revenue less pass-through costs	[5]	1,319.2	1,236.5		2,630.6
Headline PBIT	[3]	£ 136.3	£ 153.1		£ 376.0
Headline PBIT margin	[6]	10.30%	12.40%		14.30%
Asia Pacific, Latin America, Africa & Middle East and Central & Eastern Europe [member]
Disclosure of geographical areas [line items]
Revenue		£ 2,193.2	£ 2,258.9		£ 4,781.0
Revenue less pass-through costs	[5]	1,841.6	1,917.7		4,057.1
Headline PBIT	[3]	£ 226.6	£ 215.6		£ 673.7
Headline PBIT margin	[6]	12.30%	11.20%		16.60%

[1]	Prior year figures have been restated for the impact of the adoption of IFRS 15: Revenue from Contracts with Customers and the change in income statement presentation, as described in note 2.
[2]	Prior year figures have been restated for the impact of the adoption of IFRS 15: Revenue from Contracts with Customers, as described in note 2.
[3]	A reconciliation from profit before interest and taxation (PBIT) to headline PBIT is provided in note 21.
[4]	North America includes the US with revenue of £2,454.1 million (period ended 30 June 2017: £2,660.8 million; year ended 31 December 2017: £5,336.3 million), revenue less pass-through costs of £2,038.6 million (period ended 30 June 2017: £2,279.3 million; year ended 31 December 2017: £4,535.3 million) and headline PBIT of £328.9 million (period ended 30 June 2017: £382.2 million; year ended 31 December 2017: £937.4 million).
[5]	Revenue less pass-through costs is revenue less media, data collection and other pass-through costs. Pass-through costs comprise fees paid to external suppliers where they are engaged to perform part or all of a specific project and are charged directly to clients, predominantly media and data collection costs. See note 5 for more details of the pass-through costs.
[6]	Headline PBIT margin is calculated as headline PBIT (defined above) as a percentage of revenue less pass-through costs. Previously referred to as revenue less pass-through costs margin.